INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 - INVENTORIES

The composition of inventories are as follows:

	As of December 31,
	2024	2023
Raw materials	$25,117	$48,422
Work-in-progress	4,484,021	4,615,592
Finished goods	525,800	363,733
Total	$5,034,938	$5,027,747

During the years ended December 31, 2024, 2023 and 2022, there were no inventory reserves or inventory write offs.